Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000256474 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
C000256474 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%	[1]
C000256474 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%	[1]
C000256474 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[1]
C000256475 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000256475 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%	[2]
C000256475 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%	[2]
C000256475 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[2]
C000256473 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000256473 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%	[3]
C000256473 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%	[3]
C000256473 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[3]
C000256483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[4]
C000256483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[4]
C000256483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[4]
C000256483 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000256483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000256483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000256483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000256483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000256483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[4]
C000256483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000256483 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[4]
C000256483 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000256483 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4],[5]
C000256483 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[4]
C000256483 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000256483 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000256483 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000256480 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[6]
C000256480 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[6]
C000256480 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[6]
C000256480 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[6]
C000256480 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[6]
C000256480 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000256480 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000256480 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000256480 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[6]
C000256480 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000256480 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[6]
C000256480 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[6]
C000256480 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6],[7]
C000256480 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[6]
C000256480 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[6]
C000256480 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[6]
C000256480 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000256481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[8]
C000256481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[8]
C000256481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[8]
C000256481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000256481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000256481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000256481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000256481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[8]
C000256481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[8]
C000256481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000256481 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[8]
C000256481 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[8]
C000256481 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8],[9]
C000256481 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[8]
C000256481 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[8]
C000256481 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000256481 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[8]
C000256482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[10]
C000256482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[10]
C000256482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[10]
C000256482 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000256482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]
C000256482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000256482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[10]
C000256482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[10]
C000256482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[10]
C000256482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000256482 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[10]
C000256482 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[10]
C000256482 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10],[11]
C000256482 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[10]
C000256482 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000256482 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[10]
C000256482 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[10]
C000256535 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[12]
C000256535 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[12]
C000256535 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[12]
C000256535 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[13]
C000256535 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[12]
C000256536 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[14]
C000256536 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[14]
C000256536 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[14]
C000256536 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[14],[15]
C000256536 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%	[14]
C000256623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
C000256623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[16]
C000256623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[16]
C000256623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[16]
C000256623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[16]
C000256623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[16]
C000256623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
C000256623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[16]
C000256623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[16]
C000256623 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[16]
C000256623 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[16]
C000256623 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000256623 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000256623 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000256623 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[16]
C000256623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[16]
C000256623 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[16]
C000256623 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[16]
C000256623 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[16],[17]
C000256620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[18]
C000256620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[18]
C000256620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[18]
C000256620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[18]
C000256620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[18]
C000256620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[18]
C000256620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[18]
C000256620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[18]
C000256620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[18]
C000256620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[18]
C000256620 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[18]
C000256620 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[18]
C000256620 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[18]
C000256620 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000256620 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[18]
C000256620 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[18]
C000256620 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[18]
C000256620 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000256620 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[18],[19]
C000256621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[20]
C000256621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[20]
C000256621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[20]
C000256621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[20]
C000256621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[20]
C000256621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[20]
C000256621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[20]
C000256621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[20]
C000256621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[20]
C000256621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[20]
C000256621 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[20]
C000256621 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[20]
C000256621 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[20]
C000256621 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[20]
C000256621 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[20]
C000256621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[20]
C000256621 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[20]
C000256621 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[20]
C000256621 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[20],[21]
C000256622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[22]
C000256622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[22]
C000256622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[22]
C000256622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[22]
C000256622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[22]
C000256622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[22]
C000256622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[22]
C000256622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[22]
C000256622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[22]
C000256622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[22]
C000256622 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[22]
C000256622 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[22]
C000256622 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[22]
C000256622 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[22]
C000256622 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[22]
C000256622 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[22]
C000256622 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[22]
C000256622 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[22]
C000256622 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[22],[23]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	Amount rounds to less than 0.1%.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	Amount rounds to less than 0.1%.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	Amount rounds to less than 0.1%.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	Amount rounds to less than 0.1%.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	Amount rounds to less than 0.1%.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[15]	Amount rounds to less than 0.1%.
[16]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[17]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[18]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[19]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[20]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[21]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[22]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[23]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.